Income Taxes (Tables)	12 Months Ended
Sep. 30, 2017
Income Taxes [Abstract]
Schedule Of Income Tax Expense

	SBH			SB/RH
(in millions)	2017	2016	2015	2017	2016	2015
United States	$121.1	$196.7	$26.9	$129.1	$202.4	$33.3
Outside the United States	41.2	34.3	29.5	41.3	34.3	29.5
Income from operations before income taxes	$162.3	$231.0	$56.4	$170.4	$236.7	$62.8

Schedule Of Components Of Income Tax Expense

	SBH			SB/RH
(in millions)	2017	2016	2015	2017	2016	2015
Current tax expense:
U.S. Federal	$3.9	$2.1	$3.6	$3.9	$2.1	$3.6
Foreign	9.1	10.1	6.3	9.1	10.1	6.3
State and local	0.5	4.4	4.2	0.5	4.4	4.2
Total current tax expense	13.5	16.6	14.1	13.5	16.6	14.1
Deferred tax (benefit) expense:
U.S. Federal	41.4	(48.2)	(16.3)	45.2	(37.7)	(16.3)
Foreign	(10.5)	(19.6)	11.6	(10.5)	(19.6)	11.6
State and local	(7.1)	1.2	(3.8)	(6.9)	1.7	(3.8)
Total deferred tax expense	23.8	(66.6)	(8.5)	27.8	(55.6)	(8.5)
Income tax expense	$37.3	$(50.0)	$5.6	$41.3	$(39.0)	$5.6

Schedule Of Reconciliation Of Income Tax Expense

	SBH			SB/RH
(in millions)	2017	2016	2015	2017	2016	2015
U.S. Statutory federal income tax expense	$56.8	$80.9	$19.8	$59.6	$82.9	$22.0
Permanent items	(1.3)	6.1	7.9	(1.3)	6.1	7.9
Foreign statutory rate vs. U.S. statutory rate	(18.8)	(14.9)	(5.3)	(18.8)	(14.9)	(5.3)
State income taxes, net of federal effect	2.4	4.5	1.6	2.5	4.6	1.8
Residual tax on foreign earnings	(4.0)	8.3	11.5	(4.0)	8.3	11.5
Investment in foreign subsidiary	—	—	(23.3)	—	—	(23.3)
Purchase accounting benefit	—	—	(22.8)	—	—	(22.8)
Benefit from adjustment to tax basis in assets	—	(8.5)	—	—	(8.5)	—
Change in valuation allowance	22.5	(110.6)	(7.9)	22.5	(102.1)	(10.1)
Unrecognized tax expense (benefit)	4.0	5.5	1.0	4.0	5.5	1.0
Foreign tax law changes	—	(3.7)	—	—	(3.7)	—
Share based compensation adjustments	(1.5)	1.1	1.9	(0.3)	1.1	1.9
Impact of IRC Section 9100 relief	—	(16.4)	—	—	(16.4)	—
Adjustment to prior year NOLs	—	—	14.4	—	—	14.4
Research and development tax credits	(6.6)	—	—	(6.6)	—	—
Return to provision adjustments and other, net	(16.2)	(2.3)	6.8	(16.3)	(1.9)	6.6
Income tax expense	$37.3	$(50.0)	$5.6	$41.3	$(39.0)	$5.6

Schedule Of Deferred Tax Assets and Deferred Tax Liabilities

	SBH		SB/RH
(in millions)	2017	2016	2017	2016
Deferred tax assets
Employee benefits	$51.9	$76.3	$49.9	$73.4
Restructuring	0.4	2.2	0.4	2.2
Inventories and receivables	35.4	32.9	35.4	32.9
Marketing and promotional accruals	15.8	17.6	15.8	17.6
Prepaid royalty	—	6.0	—	6.0
Property, plant and equipment	30.9	8.3	30.9	8.3
Unrealized losses	16.7	4.2	16.7	4.2
Intangibles	8.5	3.7	8.5	3.7
Investment in subsidiaries	0.4	—	0.4	—
Net operating loss and credit carry forwards	389.2	380.5	376.2	372.6
Other	16.1	22.0	16.1	21.7
Total deferred tax assets	565.3	553.7	550.3	542.6
Deferred tax liabilities
Property, plant and equipment	34.0	20.1	34.0	20.1
Unrealized gains	5.7	5.1	5.7	5.1
Intangibles	662.8	770.2	662.8	770.2
Investment in partnership	91.5	—	91.5	—
Taxes on unremitted foreign earnings	2.8	2.7	2.8	2.7
Other	1.5	15.0	1.5	15.0
Total deferred tax liabilities	798.3	813.1	798.3	813.1
Net deferred tax liabilities	(233.0)	(259.4)	(248.0)	(270.5)
Valuation allowance	(243.5)	(222.7)	(243.5)	(222.7)
Net deferred tax liabilities, net valuation allowance	$(476.5)	$(482.1)	$(491.5)	$(493.2)
Reported as:
Deferred charges and other	$16.7	$16.7	$1.7	$5.6
Deferred taxes (noncurrent liability)	493.2	498.8	493.2	498.8

Schedule Of Unrecognized Tax Benefits

(in millions)	2017	2016	2015
Unrecognized tax benefits, beginning of year	$16.5	$12.4	$7.6
Gross increase – tax positions in prior period	4.0	4.0	4.1
Gross decrease – tax positions in prior period	(0.5)	(0.4)	(0.5)
Gross increase – tax positions in current period	1.2	1.1	1.4
Settlements	—	(0.6)	—
Lapse of statutes of limitations	(0.3)	—	(0.2)
Unrecognized tax benefits, end of year	$20.9	$16.5	$12.4